UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin             New York, NY               5/14/10
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   46
                                               -------------

Form 13F Information Table Value Total:           $6,113,033
                                               -------------
                                               (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name


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

      COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7            COLUMN 8
                                                        VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL  DISCRETION MANAGERS    SOLE     SHARED  NONE
AMAZON COM INC                COM            023135106 295,028   2,173,000 SH           SOLE              2,173,000     0      0
AMERICAN CAP LTD              COM            02503Y103   3,486     686,279 SH           SOLE                686,279     0      0
APOLLO GROUP INC              CL A           037604105  49,338     805,000 SH           SOLE                805,000     0      0
APPLE INC                     COM            037833100 326,650   1,390,000 SH           SOLE              1,390,000     0      0
ARES CAP CORP                 COM            04010L103  90,402   6,100,000 SH           SOLE              6,100,000     0      0
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT 05967A107  11,835     952,129 SH           SOLE                952,129     0      0
BLACKROCK INC                 COM            09247X101 131,745     605,000 SH           SOLE                605,000     0      0
BOSTON SCIENTIFIC CORP        COM            101137107  66,203   9,169,400 SH           SOLE              9,169,400     0      0
CIT GROUP INC                 COM NEW        125581801 192,876   4,950,610 SH           SOLE              4,950,610     0      0
CITRIX SYS INC                COM            177376100 113,691   2,395,000 SH           SOLE              2,395,000     0      0
CME GROUP INC                 COM            12572Q105 207,368     656,000 SH           SOLE                656,000     0      0
COVANTA HLDG CORP             COM            22282E102 144,311   8,662,117 SH           SOLE              8,662,117     0      0
CREDICORP LTD                 COM            G2519Y108  79,362     900,000 SH           SOLE                900,000     0      0
CROWN CASTLE INTL CORP        COM            228227104 260,107   6,803,750 SH           SOLE              6,803,750     0      0
DISCOVERY COMMUNICATNS NEW    COM SER A      25470F104 134,569   3,982,500 SH           SOLE              3,982,500     0      0
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302  93,083   3,165,000 SH           SOLE              3,165,000     0      0
DOLLAR TREE INC               COM            256746108 156,933   2,650,000 SH           SOLE              2,650,000     0      0
ECHOSTAR CORP                 CL A           278768106  62,158   3,065,000 SH           SOLE              3,065,000     0      0
EXPRESS SCRIPTS INC           COM            302182100 194,870   1,915,000 SH           SOLE              1,915,000     0      0
GENERAL GROWTH PPTYS INC      COM            370021107 112,630   7,000,000 SH           SOLE              7,000,000     0      0
GOOGLE INC                    CL A           38259P508 272,218     480,000 SH           SOLE                480,000     0      0
GREEN MTN COFFEE ROASTERS IN  COM            393122106  36,326     375,000 SH           SOLE                375,000     0      0
GREENLIGHT CAPITAL RE LTD     CLASS A        G4095J109  23,556     882,892 SH           SOLE                882,892     0      0
IBERIABANK CORP               COM            450828108  38,406     640,000 SH           SOLE                640,000     0      0
INTEROIL CORP                 COM            460951106  34,020     525,000 SH           SOLE                525,000     0      0
ISHARES SILVER TRUST          ISHARES        46428Q109  51,420   3,000,000 SH           SOLE              3,000,000     0      0
JPMORGAN CHASE & CO           COM            46625H100 429,600   9,600,000 SH           SOLE              9,600,000     0      0
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708  60,137   1,100,000 SH           SOLE              1,100,000     0      0
MARKET VECTORS ETF TR         GOLD MINER ETF 57060U100 228,623   5,148,000 SH           SOLE              5,148,000     0      0
MASTERCARD INC                CL A           57636Q104 129,540     510,000 SH           SOLE                510,000     0      0
MCDONALDS CORP                COM            580135101 256,872   3,850,000 SH           SOLE              3,850,000     0      0
MICROSOFT CORP                COM            594918104 162,839   5,560,000 SH           SOLE              5,560,000     0      0
MILLIPORE CORP                COM            601073109 206,342   1,954,000 SH           SOLE              1,954,000     0      0
MONSANTO CO NEW               COM            61166W101  70,170     982,500 SH           SOLE                982,500     0      0
MORGAN STANLEY                COM NEW        617446448 102,310   3,493,000 SH           SOLE              3,493,000     0      0
NETFLIX INC                   COM            64110L106  26,127     354,309 SH           SOLE                354,309     0      0
NVR INC                       COM            62944T105  54,705      75,300 SH           SOLE                 75,300     0      0
PENNYMAC MTG INVT TR          COM            70931T103  26,310   1,584,000 SH           SOLE              1,584,000     0      0
RANGE RES CORP                COM            75281A109 136,860   2,920,000 SH           SOLE              2,920,000     0      0
TD AMERITRADE HLDG CORP       COM            87236Y108 131,895   6,920,000 SH           SOLE              6,920,000     0      0
TERADATA CORP DEL             COM            88076W103  66,736   2,310,000 SH           SOLE              2,310,000     0      0
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209 208,795   3,310,000 SH           SOLE              3,310,000     0      0
THERMO FISHER SCIENTIFIC INC  COM            883556102 221,192   4,300,000 SH           SOLE              4,300,000     0      0
VISA INC                      COM CL A       92826C839 147,532   1,620,700 SH           SOLE              1,620,700     0      0
WESTERN UN CO                 COM            959802109 208,184  12,275,000 SH           SOLE             12,275,000     0      0
XINYUAN REAL ESTATE CO LTD    SPONS ADR      98417P105  55,672  13,952,933 SH           SOLE             13,952,933     0      0

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